Investments in Unconsolidated Entities (Details) (USD $)	12 Months Ended				12 Months Ended	1 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended			10 Months Ended	12 Months Ended			3 Months Ended					12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010	Dec. 04, 2012 property	Dec. 31, 2012 Maximum	Jan. 31, 2012 GCI	Jan. 09, 2012 GCI	Dec. 31, 2011 GCI	Mar. 22, 2012 SPG-FCM property	Dec. 31, 2012 SPG-FCM	Jan. 31, 2013 Shops at Mission Viejo	Dec. 31, 2012 Shops at Mission Viejo	Dec. 30, 2012 Shops at Mission Viejo	Dec. 31, 2012 Shops at Mission Viejo IMI	Dec. 31, 2012 Woodfield Mall	Dec. 31, 2012 Woodfield Mall IMI	Dec. 30, 2012 Woodfield Mall IMI	Dec. 31, 2012 Klepierre	Dec. 31, 2012 Klepierre	May 21, 2012 Klepierre	Mar. 14, 2012 Klepierre	Dec. 31, 2011 Dissolved Joint Venture Partnership	Sep. 30, 2012 Dissolved Joint Venture Partnership	Jan. 06, 2012 Del Amo Fashion Center	Dec. 31, 2012 The Mills acquisition property	Mar. 22, 2012 The Mills acquisition property	Dec. 31, 2012 The Mills acquisition Maximum	Dec. 31, 2012 The Mills acquisition Preliminary Allocations	Dec. 31, 2012 United States joint ventures property	Dec. 31, 2011 United States joint ventures property	Dec. 31, 2012 Japan joint ventures property	Dec. 31, 2011 Japan joint ventures property	Dec. 31, 2012 Mexico joint venture property	Dec. 31, 2011 Mexico joint venture property	Dec. 31, 2012 South Korea joint ventures property	Dec. 31, 2011 South Korea joint ventures property	Dec. 31, 2012 Malaysia joint venture property	Dec. 31, 2011 Malaysia joint venture property	Jan. 09, 2012 Italy property
Real Estate Joint Ventures and Investments
Number of income-producing properties																													78	87	8	8	1	1	2	2	1	1	45
Interest in income-producing properties, under joint venture arrangements (as a percent)																					28.70%
Joint venture ownership percentage	50.00%											51.00%		49.00%	50.00%	50.00%						50.00%
Ownership interest (as a percent)								49.00%					100.00%				100.00%	28.90%	28.90%	28.90%				50.00%							40.00%				50.00%
Aggregate face amount of mortgage notes											$ 295,000,000				$ 425,000,000
Weighted average interest rates on mortgage notes (as a percent)											3.61%				4.50%
Number of joint ventures in which additional interest is acquired				2					26																26
Number of remaining unconsolidated properties in which additional interest is acquired									16
Number of income-producing properties acquired	9																									9
Cost of acquisition including assumption of debt									1,500,000,000												2,000,000,000
Debt obligation related to consolidated properties disposed of									562,100,000
Trust preferred securities retired									100,000,000
Related party debt obligations extinguished during the period									558,400,000
Mortgage indebtedness assumed									2,600,000,000														468,800,000
Gain due to acquisition of controlling interest										488,700,000												168,300,000
Other than temporary impairment charge										22,400,000
Life of joint ventures with excess investment					40 years																						40 years
Investment in unconsolidated properties in which additional interest is obtained										1,000,000,000
Investment in unconsolidated entities, at equity	2,108,966,000	1,378,084,000																													314,200,000	349,500,000			62,900,000	43,800,000
Investment properties																							585,000,000					4,228,000,000
Cash and cash equivalents																												91,000,000
Tenant receivables and accrued revenue, net																												1,000,000
Deferred costs and other assets (including intangibles)																												264,000,000
Total assets																												4,584,000,000
Mortgages and other indebtedness, including premiums																												2,672,000,000
Accounts payable, accrued expenses, intangibles and other																												164,000,000
Other liabilities																												6,000,000
Total liabilities																												2,842,000,000
Additional business acquisition percentage of ownership acquired																								25.00%
Purchase price of business acquired																								50,000,000
Number of shares owned in acquired entity																		57,634,148	57,634,148
Quoted market price of shares owned in acquired entity (in dollars per share)																		$ 39.67	$ 39.67
Excess investment in acquisition of joint venture																					1,200,000,000
Income from unconsolidated entities	131,907,000	81,238,000	75,921,000															500,000
Total assets																		17,200,000,000	17,200,000,000
Total liabilities																		12,400,000,000	12,400,000,000
Noncontrolling interests																		1,900,000,000	1,900,000,000
Total revenues of Klepierre																			1,100,000,000
Operating income of Klepierre																			394,700,000
Consolidated net income of Klepierre																			323,600,000
Proceeds from sale of interest in joint venture						375,800,000
Gain on sale of or disposal of assets and interests in unconsolidated entities, net						28,800,000
Accumulated losses reclassified							$ 39,500,000